IFRS 7 - Disclosure - Liquidity Risk - Summary of Remaining Contractual Maturity (Parenthetical) (Detail) - CAD ($) $ in Millions	1 Months Ended
	Jun. 30, 2019	Jul. 31, 2019	Oct. 31, 2018
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Covered bonds		$ 42,000	$ 36,000
Capital lease commitments		89	60
Commitments to extend credit to private equity investments		297	205
Not later than one month [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Capital lease commitments		2	2
Later than one month and not later than three months [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Capital lease commitments		4	5
Over 3 months to 6 months [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Covered bonds		1,000	1,000
Capital lease commitments		5	7
Later than six months and not later than nine months [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Covered bonds		2,000	3,000
Capital lease commitments		5	6
Later than nine months and not later than one year [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Covered bonds		2,000	2,000
Capital lease commitments		5	6
Over 1 year to 2 years [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Covered bonds		9,000	5,000
Capital lease commitments		22	12
Later than two years and not later than five years [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Covered bonds		22,000	22,000
Capital lease commitments		44	17
Over 5 years [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Covered bonds		4,000	3,000
Capital lease commitments		2	$ 5
Less than one month [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Covered bonds		$ 2,000
TD Capital Trust IV Notes [member] | Business and government [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Redemption of capital Trust IV Notes	$ 550
Redemption price percentage of principal amount	100.00%